Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property and Equipment, Net
Schedule of Property and equipment

	December 31,	September 30,
($ in thousands)	2020	2021

Scientific equipment	$27,412	$27,578
Computer equipment	149	154
Software	335	335
Furniture and fixtures	988	988
Leasehold improvements	26,355	26,355
	55,239	55,410
Accumulated depreciation	(14,261)	(18,911)
Property and equipment, net	$40,978	$36,499

	As of December 31,
($ in thousands)	2019	2020

Scientific equipment	$27,822	$27,412
Computer equipment	218	149
Software	340	335
Furniture and fixtures	988	988
Leasehold improvements	26,337	26,355
	55,705	55,239
Accumulated depreciation	(8,417)	(14,261)
Property and equipment, net	$47,288	$40,978